Deferred taxation - Reconciliation of changes in deferred tax liability asset (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset/(liability)	$ (146)	$ 118
Adjustment on currency translation	61	(43)
(Charged)/credited to the income statement	(114)	178
(Charged)/credited to statement of comprehensive income	(243)	115	$ 77
Other movements	22	14
Deferred tax asset/(liability)	128	(146)	$ 118
Deferred tax assets	3,375	3,385
Deferred tax liabilities	$ (3,503)	$ (3,239)